STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Investments, at fair value	$ 3,438,540,118	$ 2,677,886,106
Separate accounts, at contract value	121,161,350	125,660,510
Total investments	3,559,701,468	2,803,546,616
Receivables:
Notes receivable from participants	23,309,904	22,003,000
Employer contribution receivable	6,613,082	5,576,572
Other receivables	526,197	5,854
Total receivables	30,449,183	27,585,426
Total assets	3,590,150,651	2,831,132,042
Liabilities:	36,639	152,331
Net assets available for benefits	3,590,114,012	2,830,979,711
Mutual funds
Investments, at fair value:
Investments, at fair value	832,689,062	805,230,668
Common/collective trusts
Investments, at fair value:
Investments, at fair value	1,544,296,641	1,258,955,757
Company stock
Investments, at fair value:
Investments, at fair value	705,486,659	336,825,779
Brokerage account
Investments, at fair value:
Investments, at fair value	352,421,732	272,802,392
Money market accounts
Investments, at fair value:
Investments, at fair value	$ 3,646,024	$ 4,071,510